Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Trade and Other Receivables [Abstract]
Trade receivables - third parties	RM 7,119,565	$ 1,509,758	RM 8,875,616
Less: Allowance for expected credit losses of trade receivables – third parties	(243,021)	(51,534)	(243,021)
Trade receivables - third parties, net	6,876,544	1,458,224	8,632,595
Deposits	188,181	39,905	183,591
Prepayments	8,395	1,780	68,813
Advance to suppliers	295,827	62,732	73,957
Deferred IPO expenses	8,054,139	1,707,941	2,110,605
Sundry receivables	1,642	349	2,091
Total Trade receivables	RM 15,424,728	$ 3,270,931	RM 11,071,652